UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

February 29, 2012

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	28

NOTICE OF PRIVACY POLICY & PRACTICES	37

ADDITIONAL INFORMATION	38

Dear Shareholders,

U.S. equity markets experienced strong gains for the six months ended February 29, 2012, following another period of high volatility amid concerns over instability in Europe.  Continued strong earnings growth and improving domestic economic indicators overcame fear of a Greek default and the potential for a slowing U.S. economy.

Recent data supports the view that the U.S. economy will avoid a recession in 2012.  Industrial production increased year-over-year as the real gross domestic product advanced at a rate of 3.0% in the fourth quarter.  We are seeing momentum in demand from both the consumer and business sectors and moderate improvement in the labor market. Consumer spending increased 3.8% for the year, partially in response to heavy discounting by retailers. While the potential fallout from a European recession would impact the U.S. economy, the effects of a material slowdown in China would be more detrimental to growth.

The ongoing political gridlock in Washington remains unnerving for investors.  The inability to arrive at a meaningful long-term solution to growing U.S. debt levels adds another question in what is likely to be a contentious election cycle.  The fate of taxes, the regulatory environment and the healthcare plan will be key issues for decision makers in the coming months. While there have been more discussions over additional fiscal stimulus measures, likely involving an expanded purchase of mortgage-backed securities to reduce mortgage lending rates, nothing has materialized.  We expect inflation to remain benign, due in large part to excess capacity, giving the Fed leeway to act if needed.

Valuations for Corporate America remain attractive by many historical measures.  Cash flow margins have trended upward for more than 15 years, despite concerns that their expansion would be unsustainable.  We remain positive on U.S. equities and expect the market to rise over the next year supported by strong earnings and historically attractive valuations.  The lack of transparency on the issues facing our country and the rest of the globe, however, could lead to continued volatility.

The Geneva Advisors All Cap Growth Fund Institutional share class had a 3.32% return for the six month period ended February 29, 2012 versus 13.71% for the Russell 3000® Growth Total Return Index.  The Retail share class had a return of 3.13% for the six months ended February 29, 2012.  The top sectors contributing to the All Cap Growth Fund performance for the period were Energy and Industrials.  The sectors detracting from performance were Materials, Consumer Discretionary and Consumer Staples.  The top stocks adding value were Continental Resources, Fastenal, and Apple.  The top stocks negatively impacting performance were Green Mountain Coffee, Corbo Ceramics, Potash, and Rovi.

For the six months ended February 29, 2012, the Geneva Advisors Equity Income Fund Institutional share class returned 13.17% versus 12.84% for the benchmark, the Russell 1000® Value Total Return Index.  The Retail share class had a return of 12.99% for the six month period ended February 29, 2012.  The top contributing sectors to performance were Energy, Financials and Consumer Staples.  The bottom contributors were Materials, and Health Care.  The top performing holdings were Plains All American, Enterprise Products, and Magellan Midstream Partners. The underperforming holdings were Computer Programs and Systems, Vornado Realty and BHP Billiton.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our Funds. We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund may invest in mid-, small-, or micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADRs, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Russell 3000® Growth Index consist of the growth segment of the 3,000 companies in the Russell 3000® Index.  The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.  One cannot invest directly in an index.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.  One cannot invest directly in an index.

Cash Flow: measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pre-tax income.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/11 - 2/29/12).

Actual Expenses

The first two lines of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second two lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/11	2/29/12	9/1/11 - 2/29/12	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,031.30	$7.32	1.45%
Class I	$1,000.00	$1,033.20	$5.56	1.10%
Equity Income Fund*
Class R	$1,000.00	$1,129.90	$7.68	1.45%
Class I	$1,000.00	$1,131.70	$5.83	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the most recent 12-month period (366).

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/11	2/29/12	9/1/11 - 2/29/12	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.65	$7.27	1.45%
Class I	$1,000.00	$1,019.39	$5.52	1.10%
Equity Income Fund*
Class R	$1,000.00	$1,017.65	$7.27	1.45%
Class I	$1,000.00	$1,019.39	$5.52	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the most recent 12-month period (366).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of February 29, 2012 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 29, 2012

		Annualized
			Since
	Six	One	Inception
	Months	Year	(9/28/07)
Class R	3.13%	5.07%	3.62%
Class I	3.32%	5.39%	3.89%
Russell 3000 Growth Index	13.71%	7.19%	2.51%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of February 29, 2012 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 29, 2012

		Annualized
			Since
	Six	One	Inception
	Months	Year	(4/30/10)
Class R	12.99%	8.91%	17.00%
Class I	13.17%	9.26%	17.39%
Russell 1000 Value Index	12.84%	2.18%	7.53%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 96.97%

Activities Related to Credit Intermediation 3.99%
Mastercard, Inc.	19,854	$8,338,680

Aerospace Product and Parts Manufacturing 7.10%
BE Aerospace, Inc. (a)	100,955	4,627,777
HEICO Corp.	68,990	3,772,373
TransDigm Group, Inc. (a)	54,225	6,441,388
		14,841,538

Agriculture, Construction, and
Mining Machinery Manufacturing 1.27%
FMC Technologies, Inc. (a)	52,460	2,645,558

Apparel Knitting Mills 0.91%
Under Armour, Inc. (a)	21,424	1,911,878

Building Material and Supplies Dealers 4.26%
Fastenal Co.	168,922	8,898,811

Communications Equipment Manufacturing 1.54%
QUALCOMM, Inc.	51,640	3,210,975

Computer and Peripheral
Equipment Manufacturing 8.14%
Apple, Inc. (a)	23,785	12,901,935
Teradata Corp. (a)	61,569	4,097,417
		16,999,352

Computer Systems Design and Related Services 5.58%
Quality Systems, Inc.	65,199	2,795,081
SolarWinds, Inc. (a)	49,183	1,832,558
VMware, Inc. (a)	71,130	7,034,046
		11,661,685

Data Processing, Hosting, and Related Services 2.17%
Riverbed Technology, Inc. (a)	159,513	4,541,335

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.71%
Herbalife Ltd. (b)	54,020	3,576,664

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

	Shares	Value
Electronic Shopping and Mail-Order Houses 2.47%
Amazon.com, Inc. (a)	17,161	$3,083,660
MercadoLibre, Inc.	21,178	2,060,831
		5,144,491

Engine, Turbine, and Power
Transmission Equipment Manufacturing 2.52%
Cummins, Inc.	43,706	5,269,632

Full-Service Restaurants 4.44%
Chipotle Mexican Grill, Inc. (a)	23,741	9,264,213

Gambling Industries 2.90%
Las Vegas Sands Corp. (a)	108,993	6,061,101

Health and Personal Care Stores 1.56%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	39,191	3,262,259

Management, Scientific, and
Technical Consulting Services 1.30%
Salesforce.com, Inc. (a)	18,896	2,705,151

Medical Equipment and
Supplies Manufacturing 4.05%
Intuitive Surgical, Inc. (a)	16,530	8,457,079

Metal Ore Mining 2.05%
Freeport-McMoRan Copper & Gold, Inc.	100,748	4,287,835

Oil and Gas Extraction 8.98%
Concho Resources, Inc. (a)	60,462	6,459,760
Continental Resources, Inc. (a)	113,902	10,328,634
Marathon Oil Corp.	58,189	1,972,025
		18,760,419

Other Food Manufacturing 3.05%
Green Mountain Coffee Roasters, Inc. (a)	97,943	6,363,357

Other General Merchandise Stores 4.17%
O’ Reilly Automotive, Inc. (a)	30,292	2,620,258
Tractor Supply Co.	71,401	6,102,643
		8,722,901

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

	Shares	Value
Other General Purpose
Machinery Manufacturing 1.72%
Robbins & Myers, Inc.	73,570	$3,590,952

Other Information Services 2.31%
Baidu, Inc. - ADR (a)	21,629	2,956,685
Google, Inc. (a)	3,041	1,880,098
		4,836,783

Other Professional, Scientific,
and Technical Services 1.89%
Alliance Data Systems Corp. (a)	32,591	3,955,244

Pharmaceutical and Medicine Manufacturing 4.58%
Alexion Pharmaceuticals, Inc. (a)	52,414	4,388,624
Celgene Corp. (a)	70,767	5,188,990
		9,577,614

Securities and Commodity Contracts
Intermediation and Brokerage 2.87%
BlackRock, Inc.	10,643	2,117,957
T Rowe Price Group, Inc.	62,955	3,877,398
		5,995,355

Software Publishers 5.07%
Fortinet, Inc. (a)	93,150	2,519,708
Informatica Corp. (a)	49,765	2,446,447
SXC Health Solutions Corp. (a)(b)	79,335	5,616,918
		10,583,073

Support Activities for Mining 1.54%
Core Laboratories N V (b)	26,397	3,211,459

Waste Treatment and Disposal 2.83%
Stericycle, Inc. (a)	68,115	5,910,339
TOTAL COMMON STOCKS (Cost $162,088,631)		202,585,733

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 5.05%
Money Market Fund 5.05%
Fidelity Institutional Money Market Portfolio	$10,543,297	$10,543,297
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,543,297)		10,543,297
Total Investments (Cost $172,631,928) 102.02%		213,129,030
Liabilities in Excess of Other Assets (2.02)%		(4,227,524)
TOTAL NET ASSETS 100.00%		$208,901,506

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 83.24%

Aerospace Product and Parts Manufacturing 2.61%
United Technologies Corp.	23,689	$1,986,796

Beverage Manufacturing 0.96%
Diageo PLC - ADR	7,667	732,659

Building Material and Supplies Dealers 1.96%
Home Depot, Inc.	31,362	1,491,890

Computer Systems Design and Related Services 2.28%
Accenture PLC (a)	29,133	1,734,579

Depository Credit Intermediation 1.95%
JPMorgan Chase & Co.	37,842	1,484,920

Electric Power Generation,
Transmission and Distribution 6.20%
CPFL Energia SA - ADR	75,394	2,443,519
ITC Holdings Corp.	30,129	2,274,137
		4,717,656

Household Appliance Manufacturing 1.60%
National Presto Industries, Inc.	14,081	1,219,274

Limited-Service Eating Places 3.78%
McDonald’s Corp.	28,945	2,873,660

Local Messengers and Local Delivery 2.83%
United Parcel Service, Inc.	27,946	2,148,768

Metal Ore Mining 1.85%
BHP Billiton Ltd. - ADR	18,336	1,408,572

Office Administrative Services 1.39%
Paychex, Inc.	33,721	1,055,467

Oil and Gas Extraction 12.21%
Baytex Energy Corp. (a)	55,008	3,176,712
Enterprise Products Partners LP	103,777	5,383,951
Marathon Oil Corp.	21,425	726,093
		9,286,756

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

	Shares	Value
Other Electrical Equipment and
Component Manufacturing 3.28%
Emerson Electric Co.	49,645	$2,497,640

Other General Purpose
Machinery Manufacturing 2.09%
Graco, Inc.	31,045	1,588,883

Other Pipeline Transportation 6.19%
Plains All American Pipeline LP	57,020	4,715,553

Petroleum and Coal Products Manufacturing 3.93%
Chevron Corp.	27,369	2,986,505

Pharmaceutical and Medicine Manufacturing 0.92%
Abbott Laboratories	12,407	702,360

Pipeline Transportation of Crude Oil 5.61%
Magellan Midstream Partners LP	58,280	4,264,348

Pipeline Transportation of Natural Gas 3.17%
Williams Partners LP	38,780	2,412,504

Securities and Commodity Contracts
Intermediation and Brokerage 3.10%
T. Rowe Price Group, Inc.	38,178	2,351,384

Securities and Commodity Exchanges 1.14%
CME Group, Inc.	3,001	868,759

Semiconductor and Other Electronic
Component Manufacturing 3.17%
Microchip Technology, Inc.	66,793	2,409,224

Software Publishers 3.46%
Microsoft Corp.	82,687	2,624,485

Tobacco Manufacturing 4.47%
Philip Morris International, Inc.	40,660	3,395,923

Wholesale Electronic Markets
and Agents and Brokers 1.84%
Genuine Parts Co.	22,347	1,400,710

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

	Shares	Value
Wired Telecommunications Carriers 1.25%
BCE, Inc. (a)	23,316	$954,091
TOTAL COMMON STOCKS (Cost $55,401,745)		63,313,366

REAL ESTATE INVESTMENT TRUSTS 14.46%
Lessors of Real Estate 14.46%
American Tower Corp.	30,120	1,884,910
Annaly Capital Management, Inc.	56,576	940,293
Digital Realty Trust, Inc.	47,495	3,443,387
Simon Property Group, Inc.	22,833	3,093,415
Taubman Centers, Inc.	23,628	1,631,986
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $9,327,680)		10,993,991

	Principal
	Amount
SHORT-TERM INVESTMENTS 1.62%
Money Market Fund 1.62%
Fidelity Institutional Money Market Portfolio	$1,230,080	1,230,080
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,230,080)		1,230,080
Total Investments (Cost $65,959,505) 99.32%		75,537,437
Other Assets in Excess of Liabilities 0.68%		513,517
TOTAL NET ASSETS 100.00%		$76,050,954

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
February 29, 2012 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $172,631,928
and $65,959,505, respectively)	$213,129,030	$75,537,437
Receivable for Fund shares sold	832,898	572,287
Receivable for investments sold	1,895,903	—
Dividends and interest receivable	47,802	253,277
Other assets	26,182	17,993
TOTAL ASSETS	215,931,815	76,380,994

LIABILITIES
Payable for Fund shares redeemed	$106,540	$—
Payable for investments Purchased	6,741,843	252,119
Payable to affiliates	45,343	26,157
Payable to Adviser	125,737	42,413
Payable for distribution fees	6,043	469
Payable for shareholder servicing fees	3,962	384
Accrued expenses and other liabilities	841	8,498
TOTAL LIABILITIES	7,030,309	330,040
NET ASSETS	$208,901,506	$76,050,954

Net assets consist of:
Paid-in capital	$186,813,734	$66,421,810
Accumulated net investment income (loss)	(699,136)	275,534
Accumulated net realized loss	(17,710,194)	(224,428)
Net unrealized appreciation on investments	40,497,102	9,578,038
NET ASSETS	$208,901,506	$76,050,954

CLASS R SHARES
Net assets	$54,313,239	$4,481,951
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,321,587	170,851
Net asset value, redemption price
and offering price per share(1)	$23.40	$26.23

CLASS I SHARES
Net assets	$154,588,267	$71,569,003
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,531,649	2,722,572
Net asset value, redemption price
and offering price per share(1)	$23.67	$26.29

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Six Months Ended February 29, 2012 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund
INVESTMENT INCOME
Dividend income(1)	$221,358	$793,481
Interest income	5,604	1,847
TOTAL INVESTMENT INCOME	226,962	795,328

EXPENSES
Investment advisory fees	843,555	295,993
Administration fees	81,765	36,419
Distribution fees - Class R shares	58,935	4,426
Fund accounting fees	34,008	20,281
Shareholder servicing fees - Class R shares	23,574	1,770
Transfer agent fees and expenses	21,422	10,529
Federal and state registration fees	19,667	16,588
Custody fees	8,988	2,617
Audit and tax fees	8,623	6,815
Legal fees	7,213	3,982
Chief Compliance Officer fees and expenses	4,052	3,051
Reports to shareholders	3,308	1,306
Trustees’ fees and related expenses	2,778	2,687
Other expenses	4,321	3,372
TOTAL EXPENSES	1,122,209	409,836
Less waivers and reimbursement by Adviser (Note 4)	(196,111)	(107,648)
NET EXPENSES	926,098	302,188
NET INVESTMENT INCOME (LOSS)	(699,136)	493,140

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(11,092,340)	(81,562)
Net change in unrealized appreciation on investments	18,041,625	7,007,813
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	6,949,285	6,926,251
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$6,250,149	$7,419,391

(1)	Net of $2,731 and $10,974 in foreign withholding tax and fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
FROM OPERATIONS
Net investment loss	$(699,136)	$(996,358)
Net realized gain (loss) on investments	(11,092,340)	388,329
Net change in unrealized
appreciation on investments	18,041,625	14,355,313
Net increase in net assets from operations	6,250,149	13,747,284

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	13,905,092	52,514,846
Proceeds from shares sold - Class I	62,863,751	67,841,466
Payments for shares redeemed - Class R(1)	(13,190,705)	(6,993,240)
Payments for shares redeemed - Class I(2)	(17,997,570)	(8,018,108)
Net increase in net assets from
capital share transactions	45,580,568	105,344,964
TOTAL INCREASE IN NET ASSETS	51,830,717	119,092,248

NET ASSETS:
Beginning of Period	157,070,789	37,978,541
End of Period	$208,901,506	$157,070,789
ACCUMULATED NET INVESTMENT LOSS	$(699,136)	$—

(1)	Net of redemption fees of $10,564 and $14,594 for the six months ended February 29, 2012 and the year ended August 31, 2011, respectively.
(2)	Net of redemption fees of $6,821 and $8,546 for the six months ended February 29, 2012 and the year ended August 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
FROM OPERATIONS
Net investment income	$493,140	$420,021
Net realized loss on investments	(81,562)	(112,808)
Net change in unrealized
appreciation on investments	7,007,813	2,380,921
Net increase in net assets from operations	7,419,391	2,688,134

FROM DISTRIBUTIONS
Net investment income - Class R	(18,435)	(21,685)
Net investment income - Class I	(305,899)	(356,487)
Net realized gain on investments - Class R	(149)	(580)
Net realized gain on investments - Class I	(2,010)	(7,895)
Net decrease in net assets resulting
from distributions paid	(326,493)	(386,647)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,224,550	2,061,428
Proceeds from shares sold - Class I	31,788,486	30,351,344
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	18,387	21,890
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	290,101	342,450
Payments for shares redeemed - Class R(1)	(192,655)	(274,227)
Payments for shares redeemed - Class I(2)	(5,138,186)	(4,813,890)
Net increase in net assets from
capital share transactions	27,990,683	27,688,995
TOTAL INCREASE IN NET ASSETS	35,083,581	29,990,482

NET ASSETS:
Beginning of Period	40,967,373	10,976,891
End of Period	$76,050,954	$40,967,373
ACCUMULATED NET INVESTMENT INCOME	$275,534	$45,480

(1)	Net of redemption fees of $113 and $319 for the six months ended February 29, 2012 and the year ended August 31, 2011, respectively.
(2)	Net of redemption fees of $3,838 and $4,584 for the six months ended February 29, 2012 and the year ended August 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 29,				Period Ended
	2012	Year Ended August 31,			August 31,
	(Unaudited)	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.69	$16.97	$13.80	$17.74	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.12)	(0.29)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	0.83	6.01	3.35	(3.85)	(2.11)
Total from investment operations	0.71	5.72	3.17	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$23.40	$22.69	$16.97	$13.80	$17.74
Total Return(4)	3.13%	33.71%	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$54,313	$52,761	$5,206	$3,411	$2,296
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.70%	1.85%	2.22%	2.97%	3.30%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.45%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.41)%	(1.62)%	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.16)%	(1.27)%	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	61.1%	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended				Period
	February 29,				Ended
	2012	Year Ended August 31,			August 31,
	(Unaudited)	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.91	$17.10	$13.88	$17.79	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.08)	(0.20)	(0.15)	(0.05)	(0.10)
Net realized and unrealized
gain (loss) on investments	0.84	6.01	3.37	(3.86)	(2.11)
Total from investment operations	0.76	5.81	3.22	(3.91)	(2.21)

Less distributions paid:
From net investment income	—	—	—	0.00 (3)	—
Total distributions paid	—	—	—	—	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$23.67	$22.91	$17.10	$13.88	$17.79
Total Return(4)	3.32%	33.98%	23.20%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$154,588	$104,310	$32,772	$17,155	$13,423
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.36%	1.59%	1.97%	2.73%	3.05%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.10%	1.23%	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.06)%	(1.27)%	(1.63)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.80)%	(0.91)%	(0.91)%	(0.42)%	(0.57)%
Portfolio turnover rate(4)	61.1%	57.8%	75.6%	107.9%	103.1%

(1) The Fund commenced operations on September 28, 2007.
(2) Per share net investment loss was calculated using average shares outstanding.
(3) Less than 0.5 cent per share.
(4) Not annualized for periods less than a full year.
(5) Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)
Net Asset Value, Beginning of Period	$23.34		$20.14	$20.00

Income from investment operations:
Net investment income(2)	0.18		0.26	0.10
Net realized and unrealized gain on investments	2.84		3.20	0.04
Total from investment operations	3.02		3.46	0.14

Less distributions paid:
From net investment income	(0.13)		(0.25)	—
From net realized gain on investments	(0.00	)(3)	(0.01)	—
Total distributions paid	(0.13)		(0.26)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	—
Net Asset Value, End of Period	$26.23		$23.34	$20.14
Total Return(4)	12.99%		17.20%	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,482		$2,976	$993
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.86%		2.15%	5.36%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.45%		1.49%	1.50%
Ratio of net investment income (loss)
to average net assets before waiver
and reimbursements(5)	1.07%		0.45%	(2.39)%
Ratio of net investment income
to average net assets after waiver
and reimbursements(5)	1.48%		1.11%	1.47%
Portfolio turnover rate(4)	22.9%		21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2012		Year Ended	Period Ended
	(Unaudited)		August 31, 2011	August 31, 2010(1)
Net Asset Value, Beginning of Period	$23.39		$20.18	$20.00

Income from investment operations:
Net investment income(2)	0.23		0.33	0.13
Net realized and unrealized gain on investments	2.83		3.19	0.05
Total from investment operations	3.06		3.52	0.18

Less distributions paid:
From net investment income	(0.16)		(0.30)	—
From net realized gain on investments	(0.00	)(3)	(0.01)	—
Total distributions paid	(0.16)		(0.31)	—
Paid-in capital from redemption fees (Note 2)(3)	0.00		0.00	0.00
Net Asset Value, End of Period	$26.29		$23.39	$20.18
Total Return(4)	13.17%		17.49%	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$71,569		$37,991	$9,983
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.50%		1.87%	5.53%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.10%		1.23%	1.25%
Ratio of net investment income (loss)
to average net assets before waiver
and reimbursements(5)	1.46%		0.77%	(2.40)%
Ratio of net investment income
to average net assets after waiver
and reimbursements(5)	1.86%		1.41%	1.88%
Portfolio turnover rate(4)	22.9%		21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
February 29, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2012:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

All Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$202,585,733	$—	$—	$202,585,733
Total Equity	202,585,733	—	—	202,585,733
Short-Term Investments	10,543,297	—	—	10,543,297
Total Investments in Securities	$213,129,030	$—	$—	$213,129,030
Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$63,313,366	$—	$—	$63,313,366
Real Estate Investment Trusts	10,993,991	—	—	10,993,991
Total Equity	74,307,357	—	—	74,307,357
Short-Term Investments	1,230,080	—	—	1,230,080
Total Investments in Securities	$75,537,437	$—	$—	$75,537,437

During the six months ended February 29, 2012, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Six Months Ended	Year Ended
	February 29, 2012	August 31, 2011
All Cap Growth Fund
Class R	$10,594	$14,594
Class I	6,821	8,546
Equity Income Fund
Class R	113	319
Class I	3,838	4,584

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:
	Ordinary*	Long-Term*
	Income	Capital Gains
All Cap Growth Fund
Year Ended August 31, 2010	$—	$—
Year Ended August 31, 2011	—	—
	Ordinary	Long-Term
	Income	Capital Gains
Equity Income Fund
Period Ended August 31, 2010	$—	$—
Year Ended August 31, 2011	386,647	—

*	There were no distributions paid to shareholders in All Cap Growth Fund during the years ended August 31, 2010 and August 31, 2011.

As of August 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$138,991,137	$38,568,461
Gross tax unrealized appreciation	28,238,029	3,644,277
Gross tax unrealized depreciation	(6,509,875)	(960,498)
Net tax unrealized appreciation	21,728,154	2,683,779
Undistributed ordinary income	—	46,892
Undistributed long-term capital gain	—	1,048
Total distributable earnings	—	47,940
Other accumulated losses	(5,890,531)	(195,473)
Total accumulated gains	$15,837,623	$2,536,246

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

At August 31, 2011, the All Cap Growth Fund had accumulated net realized capital loss carryovers as follows:

	Capital Loss
	Carryover	Expires
All Cap Growth Fund	$(2,750,881)	8/31/2017
	(3,139,650)	8/31/2018

The All Cap Growth Fund has utilized $838,430 of capital loss carryovers during the current fiscal year.

The Equity Income Fund utilized $13,944 of capital loss carryovers during the current fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2011, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$996,358	$(29,085)
Accumulated Net Realized Gain (Loss)	$—	$30,315
Paid-in Capital	$(996,358)	$(1,230)

At August 31, 2011, the Equity Income Fund deferred, on a tax basis, post-October losses of $105,858.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2011.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011.  At August 31, 2011, the fiscal years 2008-2011 remain open to examination for the All Cap Growth Fund and the fiscal years 2010-2011 remain open to examination for the Equity Income Fund in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.25% before August 1, 2011 and 1.10% on and after August 1, 2011 of the Funds’ average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions,

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed 1.50% and 1.25% of Class R and Class I shares before August 1, 2011 and 1.45% and 1.10% on and after August 1, 2011 of each Fund’s average daily net assets, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2012	$107,500	$—
August 31, 2013	223,212	80,835
August 31, 2014	347,150	193,733
February 28, 2015	196,111	107,648

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended February 29, 2012, expenses of $58,935 and $4,426 were accrued pursuant to the 12b-1 Plan for the All Cap Growth Fund and Equity Income Fund, respectively.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended February 29, 2012, the Funds were allocated $4,052 and $3,051 of the Trust’s Chief Compliance Officer fee for the All Cap Growth Fund and Equity Income Fund, respectively.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund

	Six Months Ended	Year Ended
Class R	February 29, 2012	August 31, 2011
Shares Sold	630,841	2,347,256
Shares Redeemed	(634,992)	(328,378)
Net Increase	(4,151)	2,018,878

	Six Months Ended	Year Ended
Class I	February 29, 2012	August 31, 2011
Shares Sold	2,837,464	2,999,213
Shares Redeemed	(858,087)	(363,477)
Net Increase	1,979,377	2,635,736

Equity Income Fund

	Six Months Ended	Year Ended
Class R	February 29, 2012	August 31, 2011
Shares Sold	50,536	89,228
Shares Issued to Holders in
Reinvestment of Distributions	779	941
Shares Redeemed	(7,956)	(11,998)
Net Increase	43,359	78,171

	Six Months Ended	Year Ended
Class I	February 29, 2012	August 31, 2011
Shares Sold	1,295,405	1,318,529
Shares Issued to Holders in
Reinvestment of Distributions	12,289	14,643
Shares Redeemed	(209,288)	(203,795)
Net Increase	1,098,406	1,129,377

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 29, 2012 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 29, 2012 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$135,395,242	$40,452,465
Sales	$92,656,226	$12,021,257

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended August 31, 2011, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Funds as follows:

All Cap Growth Fund	0.00%
Equity Income Fund	2.19%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 56		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–Present).		(an open-end
investment
company with
two portfolios).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 68		2009	(“CAO”) and Chief		Endowment Fund
			Compliance Officer		complex (three
			(“CCO”), Granite		closed-end
			Capital International		investment
			Group, L.P. (an		companies);
			investment management		Independent
			firm) (1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 48	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and	(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 32		2005	Fund Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 29		2011	Services, LLC
(2008-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                   /s/ Joseph Neuberger
Joseph Neuberger, President

Date      May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Joseph Neuberger
Joseph Neuberger, President

Date      May 7, 2012

By (Signature and Title)*                   /s/ John Buckel
John Buckel, Treasurer

Date      May 7, 2012

* Print the name and title of each signing officer under his or her signature.